LOANS PAYABLE	6 Months Ended
Jun. 30, 2026
Loans Payable
LOANS PAYABLE

10. LOANS PAYABLE

	2026-06-30	2025-12-31
	$	$

Loan from non-related company (a)	55,103	69,429
Loan from non-related company (b)	8,541,888	7,150,626
Loan from non-related company (c)	—	63,467
Loan from non-related company (d)	1,941	13,579
Loans Payable	8,598,931	7,297,100

a)	The amount due to a non-related party was replaced with an unsecured loan of US$394,781 (CAD$536,073), including interest of USD$75,930 (CAD$103,105), dated December 5, 2023. The loan bears interest at a fixed rate of 11% per annum and was payable over 24 months in blended principal and interest payments.

On December 22, 2025, the Company partially settled a portion of the remaining balance of the loan of USD$147,000 (CAD$202,056) including USD$32,797 (CAD$45,089) of interest (principal portion USD $114,203 (CAD $157,007), by issuing 69,929 common shares of the Company. The carrying value of the debt extinguished at the date of settlement was USD $147,000 (CAD $202,096).

During the period ended June 30, 2026, the Company repaid USD $14,400 (CAD $19,867) for a remaining balance of USD $38,777 (CAD $55,103) bearing interest at a fixed rate of 11% per annum and payable over 24 months in blended principal and interest payments.

b)	The loan is pursuant to a two-year term loan facility of USD $5,000,000 (CAD $6,834,000 dated April 26, 2024 with FEI Ongrid to NuRAN Wireless (Africa) Holding. The loan is secured on the business and assets of NuRAN Wireless Cameroon Ltd and NuRAN Wireless DRC SA under a general security agreement and bears interest at the Secured Overnight Financing Rate (SOFR) plus 8.5% per annum. Interest accrues but is not payable until maturity. The terms of the loan were amended in an agreement signed on May 14, 2026, extending the maturity date to April 26, 2027. The Company paid a restructuring fee of USD 25,000 and agreed that the interest would be partially paid in cash commencing August 31, 2026 in accordance with an agreed payment schedule through maturity.

On March 10, 2025, the Company received a drawdown of USD 1,050,000 (CAD 1,515,255).

On October 6, 2025, the Company received a drawdown of USD 1,000,000 (CAD 1,395,500).

On March 13, 2026, the Company received the final drawdown under the facility of USD 450,000 (CAD 627,255).

During the six-month period ended June 30, 2026, the Company capitalized USD $344,031 (CAD $488,868) in interest.

c)	The loan, secured by guarantee of the parent company, is pursuant to a bank facility of CFA 150,000,000 (approx. $366K) with Société Générale Cameron to NuRAN Cameroon Ltd, dated June 20, 2024. The disbursement was made on February 25, 2025. The loan bears interest at a fixed rate of 7% and is payable monthly in blended principal and interest payments in the amount of CFA 12,283,126 (approx. $31K) over 12 months from the disbursement date.

During the year ended December 31, 2025, the Company repaid CFA 124,126,824 for a remaining balance of CFA 25,873,176.

During, the six-month period ended June 30, 2026, the Company fully repaid the loan.

d)	The unsecured loan is an installment payment agreement of $23,279 including interest at a fixed rate of 14.8% dated July 28, 2025 and is payable monthly in blended principal and interest payments in the amount of $1,924 over 12 months.

During the year ended December 31, 2025, the Company repaid $9,699 for a remaining balance of $13,579.

During the six-month period ended June 30, 2026, the Company repaid $11,639 for remaining balance of $1,940.